INVESTMENTS IN REHABILITATION AND OTHER FUNDS - Environmental obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Changes in investments in rehabilitation obligation funds movement [abstract]
Balance at the beginning of the year	R 1,100.6	R 1,002.8
Growth	97.8	90.3
Investments in rehabilitation and other funds	1,002.8	912.5
Non-current investments other than investments accounted for using equity method	1,100.6	1,002.8
Environmental rehabilitation
Changes in investments in rehabilitation obligation funds movement [abstract]
Non-current investments other than investments accounted for using equity method	841.5	765.0
Directors’ and officers’ insurance
Changes in investments in rehabilitation obligation funds movement [abstract]
Non-current investments other than investments accounted for using equity method	128.4	118.4
Other funds
Changes in investments in rehabilitation obligation funds movement [abstract]
Non-current investments other than investments accounted for using equity method	R 130.7	R 119.4